FAIR VALUE MEASUREMENTS (Tables) - Notable Labs Inc [Member]	12 Months Ended
Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF FAIR VALUE ON RECURRING BASIC ASSETS AND LIABILITIES

The following table sets forth the Company’s financial assets and liabilities that are measured at fair value on a recurring basis by level with the fair value hierarchy (in thousands):

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Preferred stock warrant liability	$—	$—	$5,113	$5,113

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total Fair Value
Assets
Short-term marketable securities	$872	$—	$—	$872

SCHEDULE OF FAIR VALUE AVAILABLE FOR SALE SECURITIES

December 31, 2021	Level	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term marketable securities:
U.S. Treasury securities	Level 1	$872	$—	$—	$872
Total		$872	$—	$—	$872